Change in Reporting and Functional Currency (Details Narrative) (USD $)	3 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Change In Reporting And Functional Currency
Recognition of cumulative foreign currency translation adjustment	$ (3,836)